Income tax expense, Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax expense [Abstract]
Current tax expense/(benefit)	$ (1,013)	$ 672	$ 532
Deferred tax expense	3,403	2,052	707
Income tax expense	$ 2,390	$ 2,724	$ 1,239